Severance (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Severance
Severance
8. Severance
In April 2026, in connection with the Company’s review of strategic alternatives, the Company announced a restructuring of its workforce, or the Restructuring Plan, to decrease operating expenses by reducing the workforce by approximately 75%. In accordance with ASC 420, Exit and Disposal Activities, the Company recorded severance and termination-related costs of $1.6 million in general and administrative expenses and $1.6 million in research and development expenses for the three and six months ended June 30, 2026. As of June 30, 2026, there were $0.9 million of unpaid severance and termination-related costs.
In January 2025, the Company announced a workforce reduction to reduce operating expenses and to extend its cash runway. In connection with the announcement, the Company reduced headcount by approximately 55%. In accordance with ASC 420, Exit and Disposal Activities, the Company recorded severance and termination-related costs of $0.4 million in general and administrative expenses and $1.3 million in research and development expenses for the six months ended June 30, 2025.

9. Severance
In January 2025, the Company announced a workforce reduction to reduce operating expenses and to extend its cash runway. In connection with the announcement, the Company reduced headcount by approximately 55%.
In accordance with ASC 420, Exit and Disposal Activities, the Company recorded severance and termination-related costs of $0.4 million in general and administrative expenses and $1.3 million in research and development expenses for the year ended December 31, 2025. During the year ended December 31, 2024, the Company recorded no severance and termination-related costs. As of December 31, 2025, there were no unpaid severance and termination-related costs.